Commitments and Contingencies (Details)			1 Months Ended					3 Months Ended		12 Months Ended
	Jan. 04, 2021	May 05, 2018 USD ($) m²	Feb. 28, 2022 USD ($)	Jul. 28, 2021 USD ($) m²	Jun. 30, 2020 USD ($)	Jun. 25, 2020 USD ($)	Apr. 01, 2019 USD ($) m²	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 16, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Settlement amount					$ 799,000	$ 799,000
Principal amount					660,000	660,000
Accrued interest					$ 139,000
Stockholders’ equity requirement, description	(i) $5 million stockholders’ equity requirement for initial listing pursuant to Nasdaq Listing Rule 5505(b), (ii) the $2.5 million stockholders’ equity requirement or any of the alternatives for continued listing pursuant to Nasdaq Listing Rule 5550(b), and (iii) the Company’s failure to provide material information to the Exchange pursuant to Nasdaq Listing Rule 5250(a)(1).
Commitments and contingencies, description										The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carry back net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.
Taxable income percentage											25.00%
Property generally eligible term											15 years
Bonus depreciation rate											100.00%
Accrued interest						$ 139,000		$ 13,896	$ 198,671	$ 372,106	$ 1,376,902
Lease term		5 years		3 years			4 years
Office space (in Square Meters) | m²		2,300		1,364			796
Operating lease due amount		$ 411,150		$ 181,300			$ 108,229
Single lease cost										216,845
Total payments										18,451
Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Rental expense										216,845	$ 107,737
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Payable												$ 115,000
Security deposit												$ 16,836
Single lease cost			$ 18,451
The May 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Repaid principal										136,597
Forgiven principal										275,903
Accrued interest										3,119
The April 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Principle outstanding										$ 198,655